Offerings - Offering: 1	Aug. 07, 2025 USD ($) shares $ / shares
Offering:
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	8,197,275
Proposed Maximum Offering Price per Unit | $ / shares	17.48
Maximum Aggregate Offering Price	$ 143,288,367
Fee Rate	0.01531%
Amount of Registration Fee	$ 21,937.45
Offering Note
(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover an indeterminate number of additional shares of Common Stock of PENN Entertainment, Inc. (the “Registrant”) that may, with respect to the shares of Common Stock registered hereunder, become issuable under the Registrant’s 2022 Long Term Incentive Compensation Plan, as amended, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration, which results in an increase in the number of the Registrant’s outstanding shares of Common Stock.
(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, on the basis of the average of the high and low prices per share of the Common Stock as reported on The Nasdaq Stock Market LLC on August 1, 2025.
(3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. Calculated in accordance with Section 6 of the Securities Act and Rule 457 under the Securities Act by multiplying 0.00015310 and the proposed maximum aggregate offering price.